Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Raw materials	51,060	109,756	16,869
Work in progress	71,399	48,102	7,393
Finished goods	16,281	20,176	3,101

	138,740	178,034	27,363